Risk/Return Detail Data - AlternativeEquityETFs-ComboPro	Sep. 01, 2025 USD ($)
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | Fidelity Dynamic Buffered Equity ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.48%
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 647
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Dynamic Buffered Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Dynamic Buffered Equity ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from April 9, 2024 to January 31, 2025, the fund's portfolio turnover rate was 98% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	98.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in equity securities of companies with market capitalizations generally similar to companies in the S&P 500® Index or Russell 1000 Index.Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index.Employing a disciplined rules-based "Defensive Option Collar" strategy designed in combination with a diversified portfolio of equity securities to provide the fund with a significant portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies.The "Defensive Options Collar" strategy involves purchasing index put options to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments) and selling index call options that provides income to substantially offset the cost of that downside protection.Managing the options positions in a way that provides diversification of options strike prices and expirations.Investing in domestic and foreign issuers.Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | Fidelity Hedged Equity ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.48%
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 647
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Hedged Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Hedged Equity ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from April 9, 2024 to January 31, 2025, the fund's portfolio turnover rate was 86% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	86.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in equity securities of companies with market capitalizations generally similar to companies in the S&P 500® Index or Russell 1000 Index.Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index.Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace.Managing the options positions in a way that provides diversification of options strike prices and expirations.Investing in domestic and foreign issuers.Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | Fidelity Yield Enhanced Equity ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.32%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.00%
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	148
Expense Example, with Redemption, 10 Years	$ 374
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Yield Enhanced Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Yield Enhanced Equity ETF seeks current income while maintaining prospects for capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from April 9, 2024 to January 31, 2025, the fund's portfolio turnover rate was 101% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	101.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in equity securities of companies with market capitalizations generally similar to companies in the S&P 500® Index or Russell 1000 Index.Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index.Selling (writing) call options on a large cap equity index, such as the S&P 500® Index.Employing a disciplined options-based strategy designed to provide income.Investing in domestic and foreign issuers.Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	497
Registrant Name	Fidelity Greenwood Street Trust

[1]	AFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.48% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026. FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	AFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.48% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026. FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	AAdjusted to reflect current fees.
[4]	BFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding management fee waivers, interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.28% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. Effective September 1, 2025, FDS has contractually agreed to waive the fund's management fee (0.28%) on the first $250 million of the fund's assets. These arrangements will remain in effect through August 31, 2026. FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.